Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	$ (7,980)	$ 0
Recognized in profit or loss	(3,629)	(5,653)
Recognized directly in equity & oci	1,138	(2,327)
Net tax assets (liabilities)	(10,471)	(7,980)
Non-capital losses [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	8,604	132
Recognized in profit or loss	2,723	7,797
Recognized directly in equity & oci	(619)	675
Net tax assets (liabilities)	10,708	8,604
Share issuance costs [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	1,657	0
Recognized in profit or loss	0	0
Recognized directly in equity & oci	(1,657)	1,657
Net tax assets (liabilities)	0	1,657
PP&E [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(1,275)	(132)
Recognized in profit or loss	(3,708)	(1,143)
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	(4,983)	(1,275)
Biological assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(3,307)	0
Recognized in profit or loss	2,346	(3,307)
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	(961)	(3,307)
Inventories [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(10,385)	0
Recognized in profit or loss	(4,815)	(10,385)
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	(15,200)	(10,385)
Unsecured convertible debentures [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(3,306)	0
Recognized in profit or loss	(108)	1,353
Recognized directly in equity & oci	3,414	(4,659)
Net tax assets (liabilities)	0	(3,306)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	32	0
Recognized in profit or loss	(67)	32
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	$ (35)	$ 32